INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2013	$ 42,639	$ 3,878	$ 120,996	$ 1,456	$ (89,220)	$ 5,529
Balance (in shares) at Dec. 31, 2013		5,565,558
Issuance of share capital	21,442	$ 1,827	19,615	0	0	0
Issuance of share capital (in shares)		2,123,006
Stock-based compensation expenses	175	$ 0	175	0	0	0
Acquisition of non-controlling interests	(19,108)	0	(11,368)	0	0	(7,740)
Other comprehensive income	367	0	0	539	0	(172)
Net income attributable to Non -controlling interest	(195)	0	0	0	0	(195)
Net income attributable to Pointer shareholders	2,612	0	0	0	2,612	0
Balance at Jun. 30, 2014	47,932	$ 5,705	129,418	1,995	(86,608)	(2,578)
Balance (in shares) at Jun. 30, 2014		7,688,564
Balance at Dec. 31, 2013	42,639	$ 3,878	120,996	1,456	(89,220)	5,529
Balance (in shares) at Dec. 31, 2013		5,565,558
Issuance of share capital	21,442	$ 1,827	19,615	0	0	0
Issuance of share capital (in shares)		2,123,006
Stock-based compensation expenses	375	$ 0	375	0	0	0
Acquisition of non-controlling interests	(19,108)	0	(11,368)	0	0	(7,740)
Other comprehensive income	(4,292)	0	0	(4,365)	0	73
Net income attributable to Non -controlling interest	(713)	0	0	0	0	(713)
Net income attributable to Pointer shareholders	13,453	0	0	0	13,453	0
Balance at Dec. 31, 2014	53,796	$ 5,705	129,618	(2,909)	(75,767)	(2,851)
Balance (in shares) at Dec. 31, 2014		7,688,564
Issuance of share capital	7	$ 2	5	0	0	0
Issuance of share capital (in shares)		12,875
Stock-based compensation expenses	174	$ 0	174	0	0	0
Other comprehensive income	(114)	0	0	(52)	0	(62)
Net income attributable to Non -controlling interest	(101)	0	0	0	0	(101)
Net income attributable to Pointer shareholders	2,866	0	0	0	2,866	0
Balance at Jun. 30, 2015	$ 56,628	$ 5,707	$ 129,797	$ (2,961)	$ (72,901)	$ (3,014)
Balance (in shares) at Jun. 30, 2015		7,701,439